Foreign Exchange Translation Gain/(Loss) (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) R / $	Jun. 30, 2025 ZAR (R) R / $	Jun. 30, 2024 ZAR (R) R / $	Jun. 30, 2026 ZAR_per_AUD	Jun. 30, 2026 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2025 ZAR_per_AUD	Jun. 30, 2025 papuaNewGuineanKinaPerAustralianDollar
Disclosure of attribution of expenses by nature to their function [line items]
Borrowings (a)	R 888	R 46	R 83
Other items (b)	(22)	(153)	14
Foreign exchange translation gain/(loss)	R 866	R (107)	R 97
Closing rate	16.39	17.75	18.19	11.35	3.09	11.68	2.72